Stock-Based Compensation - Schedule of Nonvested Restricted Stock Units (Details)	9 Months Ended
Sep. 30, 2019 $ / shares shares
Share-based Payment Arrangement [Abstract]
Number of Units Unvested, Beginning balance | shares	1,100,000
Number of Units Granted | shares	35,000
Number of Units Forfeited | shares
Number of Units Expired | shares	(35,000)
Number of Units Unvested, Ending balance | shares	1,100,000
Weighted Average Grant Date Fair Value Unnvested, Beginning balance | $ / shares	$ 2.73
Weighted Average Grant Date Fair Value Granted | $ / shares	0.63
Weighted Average Grant Date Fair Value Forfeited | $ / shares
Weighted Average Grant Date Fair Value Expired | $ / shares	0.63
Weighted Average Grant Date Fair Value Unvested, Ending balance | $ / shares	$ 2.73